Lease Liability - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the period ended June 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(119)	(278)	(397)
Additional charges to operations	47	45	92
Balance at June 30, 2012	756	621	1,377
Less current portion	(229)	(470)	(699)
	$527	$151	$678

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Less current portion	(225)	(514)	(739)
	$603	$340	$943